Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Performance Award Activity
Performance shares activity from December 31, 2008 to February 5, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Total at December 31, 2008:	244,390	$25.65
Granted	—	—
Vested	(244,390)	25.65
Forfeited	—	—
Performance Shares Outstanding at February 5, 2009:	—	$—

Schedule of Restricted Stock Activity
Restricted stock activity for the year ended December 31, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Restricted Stock Outstanding at December 31, 2008:	227,643	$24.64
Granted	—	—
Vested	(227,643)	24.64
Forfeited	—	—
Restricted Stock Outstanding at February 5, 2009:	—	$—